Convertible Securities and Attached Warrants (Details) - USD ($)					1 Months Ended	12 Months Ended
	Dec. 13, 2021	Feb. 15, 2021	Jan. 29, 2021	Dec. 14, 2020	Jan. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
December 2020 Convertible Debenture and Warrants [Member]
Convertible Securities and Attached Warrants (Details) [Line Items]
Convertible debenture, description				On December 14, 2020, the Company completed a private placement with net proceeds of $1,540,000 in exchange for the issuance of i) a 9% senior secured convertible debenture (the “2020 Convertible Debenture” or “Debenture”) in the principal amount of $1,600,000, which is convertible up to 800,000 ADSs at $2.00 per ADS at any time, matures 30 months from the date of issuance and accrues interest at 9% per annum payable quarterly in cash or, in lieu of cash payment, in our ADSs, subject to adjustment and certain customary equity conditions; ii) a 2-year warrant (“Series B Warrant”) to purchase 5,000,000 ADS at an exercise price of $2.00 per ADS; iii) a warrant to purchase 1,200,000 ADS (“Series A Warrant”) until December 14, 2027 at an exercise price of $2.45 per ADS; and iv) a 7-year warrant to purchase
Net proceeds allocated to convertible debenture				$ 1,540,000		$ 1,540,000
Net proceeds allocated to convertible debenture						206,000
Net proceeds from issuance of warrants						27.4
Debt discount						206,000
Issuance costs charged to equity						77,500
Debt discounts original issue discount						60,000
Accrued interest			$ 11,600
Interest expense						796,000	$ 20,000
Contractual interest						12,000	7,000
Amortization of the debt discounts and debt issuance cost						784,000	13,000
Debenture carrying value						0	$ 816,000
Warrant exercise price increase (in Dollars per share)					$ 2.45
Warrant exercise price decrease (in Dollars per share)					$ 2
Aggregate amount						743,500
December 2020 Convertible Debenture and Warrants [Member] | Series A [Member]
Convertible Securities and Attached Warrants (Details) [Line Items]
Net proceeds from issuance of warrants						157,000
Debt discount						737,000
December 2020 Convertible Debenture and Warrants [Member] | Series B [Member]
Convertible Securities and Attached Warrants (Details) [Line Items]
Net proceeds from issuance of warrants						375,000
Debt discount						803,000
December 2020 Convertible Debenture and Warrants [Member] | Series C [Member]
Convertible Securities and Attached Warrants (Details) [Line Items]
Net proceeds from issuance of warrants						$ 802,000
December 2020 Convertible Debenture and Warrants [Member] | Class A Ordinary Shares [Member]
Convertible Securities and Attached Warrants (Details) [Line Items]
Converted shares (in Shares)			889,667
Issuance of shares (in Shares)						14,200,000
February 2021 Series A Convertible Preferred Shares and Warrants [Member]
Convertible Securities and Attached Warrants (Details) [Line Items]
Convertible debenture, description		On February 15, 2021, the Company entered into a Securities Purchase Agreement (the “Securities Purchase Agreement-February”) with one third party investor (the “Purchaser”), pursuant to which the Company received $6,440,000 in consideration of the issuance of: a) Series A Convertible Preferred Shares (the “Series A Convertible Preferred Shares”) with a stated value of $7,000,000; b) a warrant (the “Series D Warrant”) to purchase 2,333,333 ADSs of the Company until the fifth year anniversary of the closing date at an exercise price of $3.00 per ADS; c) a one-year warrant to purchase 13,333,333 ADS (the “Series E Warrant”) at an exercise price of $3.00 per ADS, each exercise of which entitles the warrant holder to receive one ADS and a 8% cash discount; and d) a 5-year warrant to purchase 13,333,333 ADS (the “Series F Warrant”, together with the Series D Warrant and the Series E Warrant, the “February 2021 Warrants”) at an exercise price of $3.00 per ADS.				In consideration of the transaction entered into in December 2021 below, the investor agrees to waive the full ratchet anti-dilution provision and set the conversion price and exercise prices as follows: (i) the conversion price of the Series A Preferred Shares is adjusted to the lower of $1.75 or 90% of the lowest daily Volume-Weighted Average Price in the last 10 trading days prior to conversion, in no event that the conversion price shall be lower than $0.75, as amended; (ii) the exercise price of the Series D Warrants is adjusted to $2.50; (iii) the exercise price of the Series E Warrants is adjusted to $2.00; and (iv) the exercise price of the Series F Warrants is adjusted to $2.50.
Debt received		$ 6,440,000
Conversion price (in Dollars per share)						$ 1.495
Net proceeds of convertible preferred shares						$ 1,563,000
Additional paid in capital						81,000
Net of debt discounts paid						620,000
Warrants an aggregate						$ 5.3
Accrued dividend converted into an aggregate (in Shares)						349,789
Series A preferred shares remained outstanding (in Shares)						6,500
February 2021 Series A Convertible Preferred Shares and Warrants [Member] | Series D [Member]
Convertible Securities and Attached Warrants (Details) [Line Items]
Net proceeds of convertible preferred shares						$ 560,000
Aggregate proceeds						2,149,000
February 2021 Series A Convertible Preferred Shares and Warrants [Member] | Series E [Member]
Convertible Securities and Attached Warrants (Details) [Line Items]
Net proceeds of convertible preferred shares						1,588,000
Aggregate proceeds						4,231,000
February 2021 Series A Convertible Preferred Shares and Warrants [Member] | Series F [Member]
Convertible Securities and Attached Warrants (Details) [Line Items]
Net proceeds of convertible preferred shares						$ 2,669,000
February 2021 Series A Convertible Preferred Shares and Warrants [Member] | Series A Convertible Preferred Shares [Member]
Convertible Securities and Attached Warrants (Details) [Line Items]
Series convertible preferred shares (in Shares)						7,000
Series convertible preferred shares par value (in Dollars per share)						$ 0.0001
Series convertible preferred shares par value						$ 1,000
Dividend rights rate						8.00%
Conversion price (in Dollars per share)						$ 3
Prefer stock discount						$ 1,563,000
February 2021 Series A Convertible Preferred Shares and Warrants [Member] | Series A Preferred Shares [Member]
Convertible Securities and Attached Warrants (Details) [Line Items]
Dividend shares (in Shares)						500
December 2021 Series B Convertible Preferred Shares and Warrants [Member]
Convertible Securities and Attached Warrants (Details) [Line Items]
Convertible debenture, description	On December 13, 2021, the Company entered into a Securities Purchase Agreement (the “Securities Purchase Agreement-December”) with the same third party investor (the “Purchaser”), pursuant to which the Company received net proceeds of $3,800,000 in consideration of the issuance of: a) Series B Convertible Preferred Shares (the “Series B Convertible Preferred Shares”) with a stated value of $4,000,000; and b) a 5-year warrant to purchase 2,285,715 ADSs (the “Series G Warrants”, or the “December 2021 Warrants”) of the Company until on or prior to December 13, 2026 at an exercise price of $2.50 per ADS.
Debt discount						$ 1,613,000
Debt discounts original issue discount						50,000
Warrants an aggregate						$ 8,000
Received net proceeds	$ 3,800,000
Percentage of lowest daily volume-weighted average price						The Series B Convertible Preferred Shares have no voting rights, bear dividend rights at a rate of 8% per annum commencing on the closing date, and are convertible into the ADSs, beginning after its original date of issuance at an initial conversion price of $1.75 per share or 90% of the lowest daily volume-weighted average price during the 10 consecutive trading days prior to the conversion date, in no event that the conversion price shall be lower than $0.75, as amended.
Aggregate cash						100.00%
Cash investment						$ 3,800,000
Stock and classified in stockholders’ equity, description						The fair value of December 2021 Warrants is estimated to be at $0.58 per share by using Binomial Option Pricing Model with an expected term of 5 years, a stock price of $1.70 per share, volatility of 53.42%, a risk free rate of 1.30% and an expected dividend yield of 0%.
Deemed dividends to preferred stockholders in amount						$ 36,000
Carrying amount accreted						1,222,000
December 2021 Series B Convertible Preferred Shares and Warrants [Member] | Series B [Member]
Convertible Securities and Attached Warrants (Details) [Line Items]
Net proceeds of convertible preferred shares						2,800,000
December 2021 Series B Convertible Preferred Shares and Warrants [Member] | Series G [Member]
Convertible Securities and Attached Warrants (Details) [Line Items]
Debt discount						1,613,000
Net proceeds of convertible preferred shares						950,000
Proceeds to the detachable Series G Warrants						950,000
Convertible amount						$ 1,186,000
December 2021 Series B Convertible Preferred Shares and Warrants [Member] | Series B Convertible Preferred Shares [Member]
Convertible Securities and Attached Warrants (Details) [Line Items]
Series convertible preferred shares (in Shares)						4,000
Series convertible preferred shares par value (in Dollars per share)						$ 0.0001
Series convertible preferred shares par value						$ 1,000